Commitments and contingencies - Operating Lease Obligations (Details) (USD $)		3 Months Ended		12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014 Office space and warehouse facilities	Mar. 31, 2013 Office space and warehouse facilities	Dec. 31, 2013 Office space and warehouse facilities	Dec. 31, 2012 Office space and warehouse facilities	Dec. 31, 2012 Service vehicle	Jan. 31, 2012 Service vehicle vehicle
Operating Leased Assets [Line Items]
Rent expense, gross		$ 100,258	$ 116,159	$ 616,041	$ 595,851
Rent expense, sublease rent offset				127,784	173,898
Rent expense, net				488,257	421,953	387
Future minimum payments receivable	$ 51,033
Number of operating leased assets							1